Cover	Jul. 26, 2024
Document Information [Line Items]
Document Type	N-2
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Aug. 01, 2024
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	PRINCIPAL REAL ASSET FUND
Entity Central Index Key	0001756404
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392
Entity Phone Fax Numbers [Line Items]
City Area Code	(515)
Local Phone Number	247-6651
Business Contact [Member]
Entity Information [Line Items]
Entity Registrant Name	The Principal Financial Group
Entity Contact Personnel [Line Items]
Contact Personnel Name	John L. Sullivan
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392